Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases [Abstract]
Contractual lease obligations to make future payments

	Less than 1 Year	1 - 3 Years	4 - 5 Years	Over 5 Years	Total

Total Operating Leases	$74	$26	$—	$—	$100